Operating Revenue (Details) - Operating revenue - Significant customers	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
CMA CGM
Operating Revenue
Percentage of operating revenue	30.00%	36.00%	36.00%
HMM Korea
Operating Revenue
Percentage of operating revenue	17.00%	24.00%	24.00%
YML
Operating Revenue
Percentage of operating revenue			13.00%